Intangible Assets and Goodwill - Summary of detailed information about intangible assets and goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	$ 2,130.0	$ 2,275.1	$ 2,507.3
Goodwill
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	786.9	804.1	1,046.4
Customer relationships
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	764.5	848.2	860.6
Developed technology
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	383.6	432.8	445.4
Trade name
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	62.3	68.2	68.5
Other intangible assets
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	18.2	20.2	14.2
Capitalized development costs
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	114.5	101.7	$ 72.1
Gross carrying amount
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	2,969.7	3,012.2
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	1,080.9	1,104.2
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	1,066.9	1,095.5
Gross carrying amount | Developed technology
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	569.9	585.2
Gross carrying amount | Trade name
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	83.1	85.3
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	38.5	32.5
Gross carrying amount | Capitalized development costs
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	130.3	109.5
Amortization & Impairment
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(839.8)	(737.1)
Amortization & Impairment | Goodwill
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(294.0)	(300.1)
Amortization & Impairment | Customer relationships
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(302.5)	(247.4)
Amortization & Impairment | Developed technology
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(186.3)	(152.4)
Amortization & Impairment | Trade name
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(20.8)	(17.1)
Amortization & Impairment | Other intangible assets
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	(20.3)	(12.4)
Amortization & Impairment | Capitalized development costs
Disclosure of detailed information about intangible assets and goodwill [Line Items]
Intangible assets	$ (15.9)	$ (7.8)